Taxation (Details Narrative) - CAD ($)	12 Months Ended
	Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2019
Taxation
Resource pools	$ 4,391,000	$ 4,347,000
Domestic tax rate	27.00%	27.00%	27.00%
Current income taxes	$ 37,858
Non-capital loss carryforwards	0	$ 9,000
Effective tax rate		0.00%	0.00%
Unused non-capital loss carry forwards	$ 3,460,000	$ 3,301,000